Note 12 - Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Salaries, bonus and benefits	$ 2,628	$ 3,020
Engineering related expenses	1,070	688
Other payables (refer to Note 7)	629
Payable for acquisition of equipment	283
Legal and audit fees	186	231
Shipping expenses	152	116
Withholding tax payable	118	67
Warranty provision	114	87
Promotional expenses	83	47
Value-added tax payable	50	100
Other accrued expenses	621	483
Total	$ 5,934	$ 4,839